Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,307	€ 12,061	[1]	€ 13,635
Current	4,969	1,379
Non-current	4,338	10,682
Fair value of borrowings	9,783	12,421
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,745	1,774
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 7,562	€ 10,287

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.